UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4250

Seligman Municipal Series Trust
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Municipal Series Trust
Schedules of Investments (unaudited)
December 31, 2005

California High-Yield Series

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	California Department of Veterans Affairs (Home Purchase Rev.), 5.50% due 12/1/2018*	Aa2	$1,042,560
1,500,000	California Department of Veterans Affairs (Home Purchase Rev.), 5.60% due 12/1/2028	Aaa	1,527,045
2,000,000	California Educational Facilities Authority Rev. (Scripps College) 5% due 8/1/2031	A1	2,042,880
3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6.25% due 12/1/2034Ø	A3	3,345,660
750,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5% due 11/15/2027	A3	766,980
2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	AAA‡	2,830,877
2,280,000	California Housing Finance Agency (Multi-Family Housing Rev.), 5.375% due 2/1/2036*	Aa3	2,311,031
810,000	California Housing Finance Agency (Single Family Mortgage), 5.40% due 8/1/2028*	Aaa	827,318
2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5.25 % due 10/1/2034	A-‡	2,576,250
2,500,000	California Statewide Communities Development Authority Rev., (Sutter Health), 5.625% due 8/15/2042	A1	2,646,950
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	1,538,355
2,685,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2	2,686,826
3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036	Baa2	3,180,030
3,000,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease), 5.50% due 12/1/2020	A3	3,057,330
2,000,000	San Francisco, CA City & County Public Utilities Commission Rev. 5% due 11/1/2026	A1	2,028,360
2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5.25% due 7/1/2029	A2	2,059,320
Total Municipal Bonds — 95.3%			34,467,772
	Short-Term Holdings
200,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	200,000
800,000	New York City, NY GOs, VRDN, due 8/15/2018	VMIG 1	800,000
Total Short-Term Holdings — 2.8%			1,000,000
Total Investments — 98.1%			35,467,772
Other Assets Less Liabilities — 1.9%			694,953
Net Assets — 100.0%			$36,162,725

California Quality Series
Face Amount	Municipal Bonds	Rating†	Value
$3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	A1	$3,110,490
2,000,000	California Educational Facilities Authority Rev. (Stanford University), 5.35% due 6/1/2027	Aaa	2,081,600
3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	Aaa	3,094,290
1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit) 5% due 7/1/2023	Aaa	1,058,870
4,000,000	California Pollution Control Financing Authority Rev. (Mobil Oil Corporation Project), 5.50% due 12/1/2029*	Aaa	4,146,920
705,000	California State GOs, 5.375% due 10/1/2027	A2	747,942
3,295,000	California State GOs, 5.375% due 10/1/2027Ø	A2	3,564,663
2,420,000	California State Veterans' GOs, 5.70% due 12/1/2032*	A2	2,489,744
2,000,000	California Statewide Communities Development Authority Rev., (Kaiser Permanente), 5.50% due 11/1/2032	A3	2,088,320
865,000	East Bay, CA Municipal Utility District Water System Rev., 5% due 2027	Aaa	886,426
2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6.75% due 7/1/2012	Aaa	2,907,325
2,000,000	Los Angeles, CA Department of Water & Power Water System Rev., 5.125% due 7/1/2041	Aa3	2,055,320
3,000,000	Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.), 6% due 2/15/2009	Aaa	3,241,740
4,000,000	Regents of the University of California Rev. (Multiple Purpose Projects), 5.375% due 9/1/2024	Aaa	4,163,440
2,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aaa	2,069,900
500,000	Sacramento, CA Municipal Utility District Electric Rev., 5.25% due 5/15/2024	Aaa	540,390
2,720,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.) 5% due 7/1/2028Ø	Aaa	2,866,010
1,530,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.) 5% due 7/1/2028	Aaa	1,585,875
Total Municipal Bonds — 85.9%			42,699,265
	Short-Term Holdings
3,000,000	California Department of Water Resources Water System Rev. (Central Valley Project), 6.10% due 12/1/2029Ø	Aaa	3,065,370
1,135,000	East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/ 2026Ø	Aaa	1,165,747
1,500,000	New York City, NY GOs, VRDN, due 8/1/2010	VMIG1	1,500,000
700,000	New York City, NY GOs, VRDN, due 8/1/2017	VMIG 1	700,000
Total Short-Term Holdings — 12.9%			6,431,117
Total Investments — 98.8%			49,130,382
Other Assets Less Liabilities — 1.2%			597,990
Net Assets — 100.0%			$49,728,372

Florida Series
Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Broward County, FL Airport System Rev., 5.25% due 10/1/2026*	Aaa	$2,082,820
2,000,000	Dade County, FL Public Improvement GOs, 5.75% due 10/1/2016	Aaa	2,056,440
1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031Ø	AAA‡	1,924,475
70,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.35% due 6/1/2014	AA‡	70,108
320,000	Florida Housing Finance Agency Rev. (Homeowner Mortgage), 6.20% due 7/1/2027*	Aa2	326,419
385,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aaa	400,015
2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5.375% due 6/1/2027*	Aaa	2,572,350
2,000,000	Greater Orlando Aviation Authority, FL Airport Facilities Rev., 5.25% due 10/1/2023*	Aaa	2,059,320
2,000,000	Hillsborough County, FL School Board (Certificates of Participation), 6% due 7/1/2025Ø	Aaa	2,193,000
2,000,000	Jacksonville, FL Electric Authority System Rev., 5.50% due 10/1/2041Ø	Aa2	2,076,660
1,500,000	Jacksonville, FL Electric Authority Water & Sewer System Rev., 5.375% due 10/1/2030Ø	Aaa	1,532,430
2,000,000	Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev. (Anheuser-Busch Project), 5.875% due 2/1/2036*	A1	2,049,040
1,000,000	Lee County, FL Water & Sewer Rev., 5% due 10/1/2023	Aaa	1,059,360
2,000,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024	A2	2,089,440
1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System / Sunbelt Obligation Group), 6.375% due 11/15/2020Ø	A2	1,981,647
1,500,000	Orlando, FL Utilities Commission Utility System Rev. 5% due 10/1/2025	Aa1	1,586,505
2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5.50% due 11/15/2033	A1	2,107,560
1,770,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019Ø	Aaa	1,843,349
230,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2020	Aaa	238,761
1,750,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5.75% due 10/1/2029Ø	Aaa	1,947,680
Total Municipal Bonds — 98.1%			32,197,379
	Short-Term Holdings
400,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project), VRDN, due 7/1/2037— 1.2%	VMIG1	400,000
Total Investments — 99.3%			32,597,379
Other Assets Less Liabilities — 0.7%			240,599
Net Assets — 100.0%			$32,837,978

North Carolina Series
Face Amount	Municipal Bonds	Rating†	Value
$1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020Ø	Aaa	$1,372,650
1,185,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aaa	1,259,323
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025Ø	Aa2	1,112,700
1,250,000	Charlotte, NC Water & Sewer System Rev., 5.25% due 6/1/2025Ø	AAA‡	1,352,738
2,000,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., 5.75% due 1/15/2021	Aa3	2,041,940
215,000	Greensboro, NC Combined Enterprise System Rev., 5.25% due 6/1/2022	Aa3	233,249
360,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2	378,770
85,000	North Carolina Housing Finance Agency Rev. (Single Family), 6.50% due 3/1/2018	Aa2	85,102
1,500,000	North Carolina Medical Care Commission Hospital Rev. (First Health of the Carolinas Project), 5% due 10/1/2028	Aa3	1,529,745
1,750,000	North Carolina Municipal Power Agency No. 1 (Catawba Electric Rev.), 5% due 1/1/2020††	Aaa	1,927,467
1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024	Aa1	1,054,780
250,000	Winston-Salem, NC Water & Sewer System Rev., 5.125% due 6/1/2028Ø	AAA‡	271,445
1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5.375% due 2/1/2017	A3	1,065,260
750,000	Wilmington City, NC Water & Sewer System Rev. & Refunding Rev. 5% due 6/1/2025	Aaa	793,861
Total Municipal Bonds — 79.4%			14,479,030
	Short-Term Holdings
1,250,000	Asheville, NC Water System Rev., 5.70% due 8/1/2025Ø	Aaa	1,292,400
800,000	Lincoln County, WY Pollution Control Rev. Series B (Exxon Project), VRDN, due 7/1/2017	A-1+‡	800,000
850,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	850,000
600,000	New York City, NY GOs, VRDN, due 8/1/2018	VMIG 1	600,000
1,000,000	University of North Carolina at Chapel Hill Hospital Rev., 5.25% due 2/15/2026Ø	A1	1,022,320
Total Short-Term Holdings — 25.0%			4,564,720
Total Investments — 104.4%			19,043,750
Other Assets Less Liabilities — (4.4)%			-798,335
Net Assets — 100.0%			$18,245,415

____________
†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.

ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

*	Interest income earned from this security is subject to the federal alternative minimum tax..

VRDN-
Variable rate demand notes purchased by the Trust may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At December 31, 2005, the interest rates paid on these notes ranged from 3.72% to 3.77%.

Seligman Municipal Series Trust
Notes to Schedules of Investments (unaudited)
December 31, 2005

1.
Organization - Seligman Municipal Series Trust (the “Trust”) consists of four separate series: the “California High-Yield Series,” the “California Quality Series,” the “Florida Series,” and the “North Carolina Series.”

2.
Security Valuation - Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Trust’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

3.	At December 31, 2005, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Series	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation
California High-Yield	$33,806,160	$1,669,146	$7,534	$1,661,612
California Quality	46,266,964	2,863,418	0	2,863,418
Florida	30,693,303	1,904,076	0	1,904,076
North Carolina	17,889,839	1,153,911	0	1,153,911

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL SERIES TRUST

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: February 24, 2006

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: February 24, 2006

SELIGMAN MUNICIPAL SERIES TRUST

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.